UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21180

Name of Fund: BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets

	Par (000)	Value
Municipal Bonds
Alabama — 1.9%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,000	$1,226,180
6.00%, 6/01/39	1,000	1,227,280
Selma IDB, RB, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	373,558

		2,827,018
Arizona — 0.6%
Arizona Board of Regents, Refunding COP, University of Arizona, Series C, 5.00%, 6/01/28	250	297,220
Arizona Board of Regents, Refunding RB, University of Arizona, Series A, 5.00%, 6/01/42	500	590,310

		887,530
California — 14.4%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,155	2,614,317
California Health Facilities Financing Authority, RB:
Stanford Hospital & Clinics, Series A, 5.00%, 8/15/42	1,095	1,264,243
Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,371,238
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,654,492
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	1,000	1,153,870
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,399,131
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,210	3,677,761
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,220,290
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	925	1,123,616
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,345,410
State of California, GO, Refunding, Various Purpose, 5.00%, 9/01/41	3,270	3,775,477
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	1,000	1,198,230

		21,798,075

	Par (000)	Value
Municipal Bonds
Colorado — 3.4%
City & County of Denver Colorado, Refunding ARB, Series B, 5.00%, 11/15/37	$600	$700,944
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,425	1,726,402
University of Colorado, Refunding RB, Enterprise System, Series A-2:
5.00%, 6/01/32	1,165	1,425,447
5.00%, 6/01/33	1,010	1,228,120

		5,080,913
Florida — 4.2%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	5,542,129
City of Jacksonville Florida, Refunding RB, Better Jacksonville, Series A, 5.00%, 10/01/30	745	893,553

		6,435,682
Georgia — 2.1%
City of Atlanta Georgia, Refunding RB, General, Series C, 6.00%, 1/01/30	2,500	3,162,050
Illinois — 12.9%
Chicago Illinois Board of Education, GO, Series A:
5.50%, 12/01/39	1,500	1,799,175
5.00%, 12/01/42	1,865	2,109,464
Chicago Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,542,866
Sales Tax Receipts Revenue, 5.25%, 12/01/36	415	488,550
Sales Tax Receipts Revenue, 5.25%, 12/01/40	1,325	1,557,538
City of Chicago Illinois, ARB, O’Hare International Airport, General, Third Lien:
Series A, 5.75%, 1/01/39	825	995,354
Series C, 6.50%, 1/01/41	3,740	4,899,363
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.25%, 1/01/38	515	612,407
City of Chicago Illinois, O’Hare International Airport, Refunding RB, General, Third Lien, Series C (AGC), 5.25%, 1/01/30	1,000	1,179,680
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/32	380	448,875
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/32	180	212,625

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	$1,885	$2,310,595
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	1,117,243
6.00%, 6/01/28	260	319,912

		19,593,647
Indiana — 3.0%
Indiana Finance Authority Waste Water Utility, RB, First Lien CWA Authority Project, Series A, 5.00%, 10/01/41	1,500	1,738,860
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,790,629

		4,529,489
Kansas — 2.3%
Kansas Development Finance Authority, Refunding RB, Adventist Health Sunbelt Obligation, Series A, 5.00%, 11/15/32	3,000	3,553,290
Louisiana — 0.4%
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	455,509
Series A-2, 6.00%, 1/01/23	150	182,203

		637,712
Michigan — 6.5%
City of Detroit Michigan, RB, Second Lien, Series B (AGM), 6.25%, 7/01/36	1,700	2,014,517
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Senior Lien (AGM):
Series B, 7.50%, 7/01/33	580	739,691
Series C-1, 7.00%, 7/01/27	1,800	2,281,500
Lansing Board of Water & Light Utilities System, RB, Series A, 5.00%, 7/01/37	2,765	3,235,548
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,205	1,569,525

		9,840,781
Minnesota — 3.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,680	4,626,974

	Par (000)	Value
Municipal Bonds
Mississippi — 1.6%
Mississippi Development Bank, Refunding RB, Jackson Mississippi Water & Sewer (AGM), 5.00%, 9/01/30	$2,000	$2,395,820
Nevada — 1.6%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,468,640
New Jersey — 4.5%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	1,300	1,478,737
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,540	1,730,960
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	2,000	2,370,220
Series B, 5.25%, 6/15/36	1,000	1,189,150

		6,769,067
New York — 6.5%
Metropolitan Transportation Authority, Refunding RB, Transportation, Series C, 5.00%, 11/15/28	1,300	1,577,264
New York City Transitional Finance Authority, RB:
Future Tax Secured, Sub-Series E-1, 5.00%, 2/01/42	2,000	2,373,140
Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,993,225
New York State Dormitory Authority, RB, Series B, 5.00%, 3/15/42	2,500	2,971,900

		9,915,529
North Carolina — 1.1%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/32	1,340	1,596,798
Pennsylvania — 1.5%
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 4/01/42	2,000	2,327,060
Puerto Rico — 1.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,350	1,573,762
Texas — 18.0%
Austin Community College District, RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,000	2,338,520

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	$2,600	$3,241,420
6.00%, 11/15/36	2,215	2,776,724
5.38%, 11/15/38	1,000	1,205,530
Frisco ISD Texas, GO, School Building (AGC), 5.50%, 8/15/41	3,365	4,247,841
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	648,210
Katy ISD Texas, GO, Refunding, School Building, Series A (PSF-GTD), 5.00%, 2/15/42	745	888,532
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	1,000	1,219,540
North Texas Tollway Authority, Refunding RB, System, First Tier:
(AGM), 6.00%, 1/01/43	1,000	1,227,660
Series B, 5.00%, 1/01/42	1,250	1,432,525
Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,745,085
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,000	1,209,430
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	1,395	1,400,496
Texas Tech University, Refunding RB, Refunding & Improvement, 14th Series A, 5.00%, 8/15/31	1,000	1,212,820
Texas Transportation Commission, Refunding RB, First Tier, Series A, 5.00%, 8/15/41	335	379,582
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,805	2,196,992

		27,370,907
Utah — 1.0%
Utah Transit Authority, Refunding RB, Series 2012, 5.00%, 6/15/42	1,250	1,452,713
Virginia — 2.3%
Fairfax County IDA, RB, Inova Health System, 5.00%, 5/15/40	685	794,025
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,264,340
Virginia Resources Authority, RB, Series A-1, 5.00%, 11/01/42	1,225	1,473,454

		3,531,819

	Par (000)	Value
Municipal Bonds
Washington — 3.8%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	$1,025	$1,228,729
Port of Seattle, Refunding RB, Intermediate, Series A, 5.00%, 8/01/32	3,000	3,611,970
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	795	969,399

		5,810,098
Wisconsin — 1.2%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	1,230	1,407,428
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc., Series A, 5.00%, 4/01/42	315	362,798

		1,770,226
Total Municipal Bonds – 98.9%		149,955,600

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)
Alabama — 1.1%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	1,500	1,642,020
California — 8.5%
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	10,680	12,832,340
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35 (b)	760	943,809
Florida — 3.9%
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	5,150	5,988,472
Illinois — 5.3%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM), 5.00%, 6/01/28	2,999	3,384,423
City of Chicago Illinois, Refunding RB, 5.00%, 11/01/42	1,020	1,197,198
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,446,840

		8,028,461

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)
Kentucky – 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	$898	$1,058,072
Massachusetts – 1.6%
Massachusetts School Building Authority, Sales Tax RB, Senior Dedicated Sales Tax Bonds, Series B, 5.00%, 10/15/41	2,000	2,392,180
Nevada – 4.9%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	2,000	2,474,460
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,100	4,954,030

		7,428,490
New Jersey – 0.8%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,220,830
New York – 16.3%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,214,616
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012:
Series BB, 5.25%, 6/15/44	4,993	5,999,461
Series FF, 5.00%, 6/15/45	3,019	3,560,729
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	900	1,032,345
New York City Transitional Finance Authority, RB, Future Tax Secured Revenue, Series E, 5.00%, 2/01/42	1,160	1,376,152
New York Liberty Development Corp., 5.25%, 12/15/43	2,955	3,511,469
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	1,740	2,128,733
New York State Dormitory Authority, RB, General Purpose Series C, 5.00%, 3/15/41	4,995	5,855,339

		24,678,844
Puerto Rico – 0.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,180	1,327,606
Texas – 5.7%
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	2,310	2,817,138

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)
Texas (concluded)
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	$4,995	$5,894,000

		8,711,138
Utah – 0.7%
City of Riverton Utah Hospital, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,005	1,121,466
Washington – 1.5%
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	1,860	2,236,123
Total Municipal Bonds Transferred to Tender Option Bond (TOB)Trusts – 52.5%		79,609,851
Total Long-Term Investments (Cost – $203,163,391) – 151.4%		229,565,451

Short-Term Securities
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series B, 0.17%, 12/03/12 (c)	200	200,000
	Shares
Money Market Funds – 0.3%
FFI Institutional Tax-Exempt Fund, 0.01% (d)(e)	432,905	432,905
Total Short-Term Securities (Cost – $632,905) – 0.4%		632,905
Total Investments (Cost – $203,796,296*) – 151.8%		230,198,356
Other Assets Less Liabilities – 1.6%		2,454,128
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (25.6)%		(38,776,213)
VMTP Shares, at Liquidation Value – (27.8)%		(42,200,000)

Net Assets Applicable to Common Shares– 100.0%		$151,676,271

*	As of November 30, 2012, gross unrealized appreciation based on cost for federal income tax purposes was as follows:

Tax cost	$165,314,803

Gross unrealized appreciation	$26,136,934

Net unrealized appreciation	$26,136,934

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

(a)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(b)	All or a portion of security is subject to a recourse agreement which may require the Trust to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements is $380,124.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
FFI Institutional Tax-Exempt Fund	908,400	(475,495)	432,905	$117

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$229,565,451	—	$229,565,451
Short-Term Securities	$432,905	200,000	—	632,905
Total	$432,905	$229,765,451	—	$230,198,356
[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2012	5

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(38,746,619)	—	$(38,746,619)
VMTP Shares	—	(42,200,000)	—	(42,200,000)
Total	—	$(80,946,619)	—	$(80,946,619)

There were no transfers between levels during the period ended November 30, 2012.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2012	6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 23, 2013